Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2022 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	$ 101,696,165
Tax-effected loss carryforward benefit	33,314,653
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	72,498,097
Tax-effected loss carryforward benefit	24,649,353
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	26,969,956
Tax-effected loss carryforward benefit	8,090,987
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	345,697
Tax-effected loss carryforward benefit	103,709
Europe [Member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	1,882,415
Tax-effected loss carryforward benefit	$ 470,604